Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2016
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2014 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥945	Finance revenues/Interest expense	¥39	—	¥0
Foreign exchange contracts	(948)	Other (income) and expense, net	773	—	0
Foreign currency swap agreements	594	Finance revenues/Interest expense/Other (income) and expense, net	(2,025)	Other (income) and expense, net	269

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(2,296)	Finance revenues/Interest expense	¥2,276	Finance revenues/Interest expense

Foreign exchange contracts	(3,574)	Other (income) and expense, net	3,574	Other (income) and expense, net

Foreign currency swap agreements	(2,896)	Other (income) and expense, net	2,896	Other (income) and expense, net

Foreign currency long-term-debt	(1,609)	Other (income) and expense, net	1,609	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,638)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(171)	—	¥0
Borrowings and bonds in local currency	(16,469)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥5	Other (income) and expense, net
Futures	(167)	Gains on investment securities and dividends
Foreign exchange contracts	(406)	Gains on investment securities and dividends
Credit derivatives held/written	(506)	Other (income) and expense, net
Options written and other	(241)	Other (income) and expense, net

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2015 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(610)	Finance revenues/Interest expense	¥32	—	¥0
Foreign exchange contracts	(1,908)	Other (income) and expense, net	1,356	—	0
Foreign currency swap agreements	(1,438)	Finance revenues/Interest expense/ Other (income) and expense, net	(4,528)	Other (income) and expense, net	510

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(1,298)	Finance revenues/Interest expense	¥1,318	Finance revenues/Interest expense
Foreign exchange contracts	(26,863)	Other (income) and expense, net	26,863	Other (income) and expense, net
Foreign currency swap agreements	(3,398)	Other (income) and expense, net	3,399	Other (income) and expense, net
Foreign currency long-term-debt	(1,551)	Other (income) and expense, net	1,551	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(18,670)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,274	—	¥0
Borrowings and bonds in local currency	(6,968)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(127)	Other (income) and expense, net
Futures	(10,262)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(3,463)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	71	Other (income) and expense, net
Options held/written and other	(16,175)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2015 (see Note 23 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2016 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,643)	Finance revenues/Interest expense	¥(27)	—	¥0
Foreign exchange contracts	491	Other (income) and expense, net	2,608	—	0
Foreign currency swap agreements	(2,786)	Finance revenues/Interest expense/Other (income) and expense, net	(3,760)	Other (income) and expense, net	111

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(608)	Finance revenues/Interest expense	¥608	Finance revenues/Interest expense
Foreign exchange contracts	24,746	Other (income) and expense, net	(24,746)	Other (income) and expense, net
Foreign currency swap agreements	3,261	Other (income) and expense, net	(3,260)	Other (income) and expense, net
Foreign currency long-term-debt	1,648	Other (income) and expense, net	(1,648)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥18,209	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(57)	—	¥0
Borrowings and bonds in local currency	11,626	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(95)	Other (income) and expense, net
Futures	1,092	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	470	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	109	Other (income) and expense, net
Options held/written and other	(272)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2016 (see Note 23 “Life Insurance Operations”).

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2015 and 2016 are as follows.

March 31, 2015

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥296,464	¥890	Other Assets	¥1,094	Other Liabilities
Futures, Foreign exchange contracts	581,510	5,281	Other Assets	11,016	Other Liabilities
Foreign currency swap agreements	104,058	6,411	Other Assets	9,788	Other Liabilities
Foreign currency long- term-debt	258,313	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,000	¥0	—	¥127	Other Liabilities
Options held/written and other*	441,586	12,103	Other Assets	6,177	Other Liabilities
Futures, Foreign exchange contracts*	111,309	438	Other Assets	1,252	Other Liabilities
Credit derivatives held	9,013	0	—	165	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥265,094 million, futures contracts of ¥34,586 million and foreign exchange contracts of ¥13,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2015, respectively. Asset derivatives in the above table include fair value of the options held and foreign exchange contracts before offsetting of ¥3,888 million and ¥92 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥690 million and ¥60 million at March 31, 2015, respectively.

March 31, 2016

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥257,700	¥80	Other Assets	¥5,686	Other Liabilities
Futures, Foreign exchange contracts	1,035,342	17,636	Other Assets	5,966	Other Liabilities
Foreign currency swap agreements	96,539	6,571	Other Assets	3,601	Other Liabilities
Foreign currency long- term-debt	225,711	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥4,856	¥13	Other Assets	¥235	Other Liabilities
Options held/written and other*	246,068	8,789	Other Assets	3,637	Other Liabilities
Futures, Foreign exchange contracts*	1,047,878	658	Other Assets	689	Other Liabilities
Credit derivatives held	3,380	0	—	56	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,926 million, futures contracts of ¥51,021 million and foreign exchange contracts of ¥20,884 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2016, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥3,332 million, ¥25 million and ¥568 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥417 million and ¥98 million at March 31, 2016, respectively.